Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2020
Number outstanding at beginning of period	5,718,256	$39.25
Exercised	(513,293)	27.48
Cancelled (a)	(24,572)	45.08

Number outstanding at end of period (b)	5,180,391	$40.38	3.7	$32
Exercisable at end of period	4,942,077	$39.68	3.6	$34

2019
Number outstanding at beginning of period	9,115,010	$34.52
Exercised	(3,333,467)	26.36
Cancelled (a)	(63,287)	36.74

Number outstanding at end of period (b)	5,718,256	$39.25	4.4	$115
Exercisable at end of period	4,869,805	$37.67	4.0	$105

2018
Number outstanding at beginning of period	12,668,467	$32.15
Exercised	(3,443,494)	25.41
Cancelled (a)	(109,963)	46.72

Number outstanding at end of period (b)	9,115,010	$34.52	4.3	$102
Exercisable at end of period	7,372,036	$31.61	3.5	$104
Note:	The Company did not grant any stock option awards during 2020, 2019 and 2018.
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options (i.e., expirations).
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Summary of Certain Stock Option Activity
The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Fair value of options vested	$7	$10	$14
Intrinsic value of options exercised	11	95	97
Cash received from options exercised	14	88	87
Tax benefit realized from options exercised	3	24	24

Stock Options Outstanding Additional Information
Additional information regarding stock options outstanding as of December 31, 2020, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$23.36—$25.00	1,248	.3	$24.84	1,248	$24.84
$25.01—$30.00	1,047,197	.8	28.65	1,047,197	28.65
$30.01—$35.00	527,422	2.1	33.98	527,422	33.98
$35.01—$40.00	1,227,889	5.1	39.49	1,227,889	39.49
$40.01—$45.00	1,424,608	3.6	42.42	1,424,608	42.42
$45.01—$50.00	–	–	–	–	–
$50.01—$55.01	952,027	6.1	54.97	713,713	54.97
	5,180,391	3.7	$40.38	4,942,077	$39.68

Summary of Company's Restricted Shares of Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2020		2019		2018
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	6,606,833	$48.99	6,719,298	$48.17	7,446,955	$44.49
Granted	3,552,923	53.90	3,519,474	50.45	3,213,023	55.03
Vested	(3,534,770)	49.28	(3,270,778)	48.69	(3,373,323)	46.42
Cancelled	(281,673)	53.51	(361,161)	50.55	(567,357)	49.07
Outstanding at end of period	6,343,313	$51.38	6,606,833	$48.99	6,719,298	$48.17